Cash Held in Trust Account (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 14, 2016	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016
Cash Held in Trust Account
Proceeds from issuance of Private Placement Warrants				$ 8,200,000
Interest income		$ 736,128	$ 1,697,781
U.S. Treasury bills | Fair Value, Inputs, Level 1
Cash Held in Trust Account
Cash balance in the Trust Account		$ 311,697,781	$ 311,697,781
IPO and Over-Allotment Option
Cash Held in Trust Account
Net proceeds from sale of units	$ 310,000,000			310,000,000
Private Placement
Cash Held in Trust Account
Proceeds from issuance of Private Placement Warrants	8,200,000			8,200,000
IPO
Cash Held in Trust Account
Net proceeds from sale of units	310,000,000
Underwriting discounts	6,200,000			6,200,000
Funds designated for operational use	$ 2,000,000			$ 2,000,000